Description of Business and Basis for Preparation - Impact of correction of error (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019		Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Accumulated deficit	€ (54,729)	€ (54,317)	€ (43,524)		€ (38,650)
Shareholders' equity	€ 144,352	€ 142,120	14,040	[1]	16,915	[1]
As previously reported
Condensed Financial Statements, Captions [Line Items]
Accumulated deficit			(41,030)		(36,156)
Shareholders' equity			16,534		19,409
Adjustments
Condensed Financial Statements, Captions [Line Items]
Accumulated deficit			(2,494)		(2,494)
Shareholders' equity			€ (2,494)		€ (2,494)

[1]	Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 1.6.